Regulation (Details) - item		12 Months Ended
	Jan. 08, 2017	Dec. 31, 2019
Regulation [Line Items]
Number of debt-to-earnings measures		2
Failed programs	0
Number of ineligible years		3 years
Pass Status
Regulation [Line Items]
Average of median discretionary percentage		20.00%
Fails
Regulation [Line Items]
Number of consecutive years program has to fail both metrics to become ineligible		3 years
MInimum Number of Metric to Pass		1
Number of metrics that can't be failed for consecutive years		2 years
Minimum
Regulation [Line Items]
Average of median annual earning percentage		8.00%
Average of median discretionary percentage		20.00%
Minimum | Fails
Regulation [Line Items]
Average of median discretionary percentage		30.00%
Maximum
Regulation [Line Items]
Average of median annual earning percentage		12.00%
Average of median discretionary percentage		30.00%
Capella University
Regulation [Line Items]
Number of current programs in the Zone		1
Strayer University
Regulation [Line Items]
Number of current programs in the Zone		2